Capital structure and financial items - Financial assets and liabilities - Financial Assets by Category (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	kr 40,907		kr 43,114
Financial assets at fair value through the income statement
Disclosure of financial assets [line items]
Financial assets	969		2,304
Financial assets at fair value through the income statement | Other financial assets
Disclosure of financial assets [line items]
Financial assets	765		0
Financial assets at fair value through the income statement | Derivative financial instruments
Disclosure of financial assets [line items]
Financial assets	204		2,304
Financial assets at amortised cost
Disclosure of financial assets [line items]
Financial assets	28,340		40,399
Non-current financial assets	377		473
Financial assets at amortised cost | Other financial assets
Disclosure of financial assets [line items]
Financial assets	477		567
Financial assets at amortised cost | Trade receivables
Disclosure of financial assets [line items]
Financial assets	11,188		20,165
Financial assets at amortised cost | Other receivables
Disclosure of financial assets [line items]
Financial assets	3,090		2,428
Financial assets at amortised cost | Other receivables - less prepayments and VAT receivables
Disclosure of financial assets [line items]
Financial assets	(2,053)		(1,613)
Financial assets at amortised cost | Cash at bank
Disclosure of financial assets [line items]
Financial assets	15,638		18,852
Financial assets at fair value through OCI
Disclosure of financial assets [line items]
Financial assets	11,598		411
Financial assets at fair value through OCI | Other financial assets
Disclosure of financial assets [line items]
Financial assets	0		411
Financial assets at fair value through OCI | Trade receivables
Disclosure of financial assets [line items]
Financial assets	kr 11,598	kr 0	kr 0
Financial assets reclassified		kr 9,168